UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

The following unaudited pro forma consolidated financial statement gives effect to the Merger Agreement transaction (the "Merger Agreement") between Canfield Medical Supply, Inc. (“CMS”) and Splash Beverage Group, Inc. ("SBG"). In the Merger Agreement, CMS issued 54,677,690 shares of its common stock to the shareholders of SBG in exchange for all of the issued and outstanding common shares of SBG, which resulted in SBG becoming a wholly-owned subsidiary of CMS. CMS also issued warrants to acquire 6,024,174 shares of its common stock to existing SBG warrant holders. As owners and management of SBG have voting and operating control of CMS following the Merger Agreement, the transaction is accounted for as a reverse acquisition.

The unaudited pro forma consolidated financial statements presented below are prepared by applying the acquisition method of accounting to a business combination that is a reverse acquisition. Pro forma adjustments which give effect to certain transactions occurring as a direct result of the Merger Agreement are described in the accompanying unaudited notes presented on the following page. The accompanying unaudited pro forma consolidated statement of operations for the year ended December 31, 2019 presents the combined results of operations as if the Reverse Acquisition had occurred on January 1, 2019.

These unaudited pro forma consolidated financial statements are presented for illustrative purposes only and are not necessarily indicative of the consolidated financial position or results of operations in future periods or the results that actually would have been realized had CMS and SBG been a combined company during the specified periods. The unaudited pro forma consolidated financial statements, including the notes thereto, are qualified in their entirety by reference to, and should be read in conjunction with, SBG's audited financial statements at and for the years ended December 31, 2019 and 2018, SBG’s Q2 2020 Form 10-Q and CMS's audited financial statements for the years ended December 31, 2019 and 2018, as included in herein for the year ended December 31, 2019.

					Pro Forma
				Pro Forma	Condensed
	Splash	Canfield		Adjustments	Consolidated
Revenues	20,387	1,017,833		—	1,038,220

Cost of Sales	(245,500)	(508,874)		—	(754,374)

Gross Margin	(225,113)	508,959		—	283,846

Operating Expenses	4,261,946	979,355		—	5,241,301

Loss from Operations	(4,487,059)	(470,396)		—	(4,957,455)

Interest Expense	(665,195)	(8,376)	(a)	584,830	(88,741)
Other Income (Expense)	16,523	1,538			18,061

Net Loss	(5,135,731)	(477,234)		584,830	(5,028,135)

Net loss per share					(0.12)

Pro forma weighted
average shares outstanding					42,154,947

(a) To reverse interest expense on notes payable which were converted to Common stock concurrently with the Merger Agreement

						Pro Forma
					Pro Forma	Condensed
	Splash		Canfield		Adjustments	Consolidated
Revenues	724,311	(a)	175,273		—	899,584

Cost of Sales	(394,987)	(a)	(105,964)		—	(500,951)

Gross Margin	329,324		69,309		—	398,633

Operating Expenses	2,267,280	(a)	178,811		—	2,446,091

Loss from Operations	(1,937,956)		(109,502)		—	(2,047,458)

Interest Expense	(1,935,491)	(a)	(2,513)	(b)	145,579	(1,792,425)
Other Income (Expense)	51,318	(a)	454			51,772

Net Loss	(3,822,129)		(111,561)		145,579	(3,788,111)

Net loss per share						(0.08)

Pro forma weighted
average shares outstanding						50,428,177

(a) - to include the pre-acquisition results of operations of Canfield Medical Supply, Inc.

(b) To reverse interest expense on notes payable which were converted to Common stock concurrently with the Merger Agreement